FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
FAIR VALUE MEASUREMENTS
Balance at issuance date/beginning of year	$ 214,146	¥ 1,490,844	¥ 3,742,271
Fair value change on warrants liability recognized in other comprehensive income	(185,619)	(1,292,244)	(2,251,427)
Balance at the end of the year	$ 28,527	¥ 198,600	¥ 1,490,844